Summary of Significant Accounting Policies - Schedule of Common Stock Reflected on the Consolidated Balance Sheets (Details) - Common Stock Subject to Possible Redemption [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock Reflected on the Consolidated Balance Sheets [Line Items]
Redeemable ordinary shares subject to possible redemption at beginning	$ 12,145,287	$ 23,850,678	$ 79,514,266
Redeemable ordinary shares subject to possible redemption at ending	12,184,286	12,145,287	23,850,678
Less:
Redemption of Common Stock		(12,219,791)	(58,351,987)
Plus:
Accretion of carrying value to redemption value	$ 38,999	$ 514,400	$ 2,688,399